Restatement Of Previously Issued Financial Statement	6 Months Ended
Jan. 26, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement Of Previously Issued Financial Statement
Note 2 — Restatement of Previously Issued Financial Statement
The Company concluded it should restate its previously issued balance sheet to classify all Class A ordinary shares subject to redemption in temporary equity and to classify its outstanding warrants and the FPA as liabilities. In accordance with ASC
480-10-S99,
redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with this balance sheet, the Company revised this interpretation to include temporary equity in net tangible assets.
Additionally, the Company reevaluated the accounting treatment of (i) the 20,700,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its Initial Public Offering, (ii) the 10,280,000 Private Placement Warrants that were issued to the Sponsor in a private placement that closed concurrently with the closing of the Initial Public Offering (together with the Public Warrants, the “Warrants”) and (iii) the FPA. The Company previously classified the Warrants and the FPA in shareholders’ equity. In further consideration of the guidance in FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”), the Company concluded that a provision in the warrant agreement and the Forward Purchase Agreement related to certain tender or exchange offers precludes the Warrants and the FPA from being accounted for as components of equity. As the Warrants and the FPA meet the definition of a derivative as contemplated in ASC 815, the Warrants and the FPA should be recorded as derivative liabilities on the balance sheet and measured at fair value at inception (on the date of the Initial Public Offering) and at each subsequent reporting date, with changes in fair value recognized in income and losses.
In accordance with FASB ASC Topic 340, “Other Assets and Deferred Costs,” as a result of the classification of the Warrants and the FPA as derivative liabilities, the Company expensed a portion of the offering costs originally recorded as a reduction in equity.
Additionally, costs that previously reduced equity, are now recorded as an offset to temporary equity.
The portion of offering costs that was expensed was determined based on the relative fair value of the Public Warrants and Class A ordinary shares included in the Units.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed balance sheet that contained the error, reported in the Company’s Form
8-K
filed with the SEC on February 1, 2021 (the “Post-Initial Public Offering Balance Sheet”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Post-Initial Public Offering Balance Sheet should be restated to present all outstanding Class A ordinary shares subject to possible redemption as temporary equity, to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering, and to classify all outstanding Warrants and the FPA as liabilities.
The following tables summarize the effect of the restatement on each financial statement line item as of the date indicated:

	As Reported	Adjustment	As Restated
Balance Sheet as of January 26, 2021
FPA liability	$—	$3,752,168	$3,752,168
Warrant liabilities	—	54,821,479	54,821,479

Total liabilities	14,861,451	58,573,647	73,435,098

Class A o rdinary shares subject to possible redemption	395,845,870	18,154,130	414,000,000
Class A ordinary shares, $0.0001 par value	182	(182)	—
Additional paid-in Capital	5,003,590	(5,003,590)	—
Accumulated Deficit	(5,000)	(71,724,005)	(71,729,005)

Total shareholders’ equity (deficit)	$5,000,007	$(76,727,777)	$(71,727,770)

Number of shares subject to redemption	39,584,587	1,815,413	41,400,000

See Note 3 for a reconciliation of gross proceeds from the Initial Public Offering to Class A ordinary shares subject to possible redemption presented on the balance sheet.